15. CREDIT QUALITY OF FINANCING RECEIVABLES AND ALLOWANCE FOR CREDIT LOSSES (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Receivables [Abstract]
Balance at the beginning of the period	$ 12,337	$ 5,544
Provision during the period	7,853	14,550
Bad debts written off	(3,532)	(7,757)
Balance at the end of the period	$ 16,658	$ 12,337